Customer Loan ID	Seller Loan ID	Loan Exception ID	Deal Num	Investor Loan Number	Deal Name	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Comments
XXX	XXXXX	XXX	XXX		XXX	1222	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	9/28/2023	Compliance	Home loan Toolkit is Missing	Resolved	10/12/2023	1	Home loan Toolkit is Missing	The home loan toolkit is Missing	10.12.23 - Homeloan toolkit provided	10/12/2023
Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed	The home loan toolkit received; exception resolved.
XXX	XXXXX	XXX	XXX		XXX	1224	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	9/28/2023	Compliance	Homeownership Counseling Disclosure is Missing	Resolved	10/11/2023	1	Homeownership Counseling Disclosure is Missing	The homeownership disclosure is Missing	10.11.23 - Homeownership counseling disclosure provided	10/11/2023
Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed	The homeownership disclosure is recieved; exception resolved.
XXX	XXXXX	XXX	XXX		XXX	1226	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	9/28/2023	Compliance	Intent to Proceed is Missing	Resolved	10/12/2023	1	Intent to Proceed is Missing	The intent to proceed is Missing	10.12.23 - Intent to proceed provided	10/12/2023
Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed	The intent to proceed is received; exception resolved.
XXX	XXXXX	XXX	XXX		XXX	3580	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	9/29/2023	Property	Third Party Valuation Product not Provided	Resolved	10/10/2023	1	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within 10%.	10.10.23 - FNMA SSR provided	10/10/2023
Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed	Third Party Valuation Product not required; exception resolved.
XXX	XXXXX	XXX	XXX		XXX	-96365	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	9/28/2023	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Resolved	10/16/2023	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; Documentation Required:
The Service Provider List is missing from the file, therefore unable to test if Title Fees should be tested for 10% increases. Please provide missing doc so that TRID Review/Testing can be completed.

Change status of 'Charges That In Total Cannot Increase More Than 10% Test' from Active to Open Rebuttal.;
10/16 - wlsp provided; Documentation Required:;
The Service Provider List is missing from the file, therefore unable to test if Title Fees should be tested for 10% increases. Please provide missing doc so that TRID Review/Testing can be completed.
																							10/16/2023
Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed
This loan passed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) do not exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).

XXX	XXXXX	XXX	XXX		XXX	-96658	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	9/28/2023	Compliance	Higher-Priced Mortgage Loan	Resolved	10/16/2023	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by 3.5% or more.; Unable to downgraded. Missing Right to receive appraisal.

Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.
																							10/16/2023
Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence X.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed
XXX	XXXXX	XXX	XXX		XXX	3602	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	10/3/2023	Compliance	No Compliance Findings	Resolved	10/3/2023	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed
XXX	XXXXX	XXX	XXX		XXX	3603	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	10/3/2023	Credit	No Credit Findings	Resolved	10/3/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed
XXX	XXXXX	XXX	XXX		XXX	3782	XXXXX	First Time Home Purchase as defined by American Recovery and Reinvestment Act of 2009 (Purchaser has not owned a principal residence in the past three years)	Owner occupied	XX/XX/XXXX	XXX	XXXXXX	Closed	10/3/2023	Property	No Property Findings	Resolved	10/3/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed
XXX	XXXXX	XXX	XXX		XXX	1228	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	11/1/2023	Compliance	eSigned Documents Consent is Missing	Resolved	11/7/2023	1	eSigned Documents Consent is Missing	The eSigned documents consent is Missing.	11.7.23 - eSigned Documents Consent provided	11/07/2023
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed	The eSigned documents consent is Present; exception resolved.
XXX	XXXXX	XXX	XXX		XXX	3603	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	11/2/2023	Credit	No Credit Findings	Resolved	11/2/2023	1	No Credit Findings	The loan meets all applicable credit guidelines.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed
XXX	XXXXX	XXX	XXX		XXX	3782	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	11/2/2023	Property	No Property Findings	Resolved	11/2/2023	1	No Property Findings	Property and valuations related findings were not identified on the loan.
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed
XXX	XXXXX	XXX	XXX		XXX	-96455	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	11/7/2023	Compliance	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test	Resolved	11/22/2023	1	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test
This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in 2015 ,  12 CFR §1026.19(e)(4)(i) )The revised closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and 10% tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)).; The date of the COC was XX/XX/XXXX, however the increase wasn’t re-disclosed until XX/XX/XXXX which is more than 3 business days after the date of the COC.

Change status of 'Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test' from Active to Open Rebuttal.;
11/21 - COC dated XX/XX/XXXX provided; The date of the COC was XX/XX/XXXX, however the increase wasn’t re-disclosed until XX/XX/XXXX which is more than 3 business days after the date of the COC.
																							11/22/2023
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed	This compliance test 'Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested
XXX	XXXXX	XXX	XXX		XXX	-96366	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	11/1/2023	Compliance	Charges That Cannot Increase Test	Resolved	11/22/2023	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; TILA 130b Cure Required
Refund in the amount if $XXX
Cure Package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR valid COC.
The Zero tolerance violation is due to the increase of the Discount Points on the CD dated XX/XX/XXXX and no COC was found in the file explaining the reason for why the fee increased.
Please provide a valid COC or Cure Package.

11/7 - COC provided. The date of the COC was XX/XX/XXXX, however the increase wasn’t re-disclosed until XX/XX/XXXX which is more than 3 business days after the date of the COC; exception remains.; TILA 130b Cure Required;
Refund in the amount if $XXX;
Cure Package requires a PCCD, LOX, Copy of refund check and proof of delivery to the borrower OR valid COC.;
The Zero tolerance violation is due to the increase of the Discount Points on the CD dated XX/XX/XXXX and no COC was found in the file explaining the reason for why the fee increased.;
Please provide a valid COC or Cure Package.
																							11/07/2023
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed
This loan passed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that do not exceed the good faith determination according to §1026.19(e)(3)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

XXX	XXXXX	XXX	XXX		XXX	-96658	XXXXX	Other than first time Home Purchase	Second Home	XX/XX/XXXX	XXX	XXXXXX	Closed	11/1/2023	Compliance	Higher-Priced Mortgage Loan	Resolved	11/22/2023	1	Higher-Priced Mortgage Loan
Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (XXX%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX%) by 3.5% or more.; HPML Loan with established escrows and appraisal requirements have been met.

Change status of 'Higher-Priced Mortgage Loan' from Cleared to Revoked.;
Cleared.; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Revoked to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; HPML Loan with established escrows and appraisal requirements have been met.
																							11/03/2023
Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XX.XX is less than the Guideline DTI of XX.XX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXXXXX.XX, are greater than the Guideline Minimum of X.XX or $XXXXX.XX.
; Borrower X has significant job time - Borrower has XX.XX years on job
; Borrower has more than X years at current residence - Borrower at current residence XX.XX years
; Borrower has stable job time - Borrower has XX.XX years at job.
; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years;
																										Closed
The higher-priced mortgage loan threshold is not applicable to this loan for one of the following reasons: ( 12 CFR §1026.35(a)(1) )The loan is not secured by the consumer's principal dwelling; orThe loan is an open-end credit plan; orThe loan is a transaction to finance the initial construction of a dwelling; orThe loan is a temporary or "bridge" loan with a term of 12 months or less, such as a loan to purchase a new dwelling where the consumer plans to sell a current dwelling within 12 months.

XXX	XXXXX	XXX			XXX	XXX-01	XXXXX	3-Refi Cash Out	Investment	XX/XX/XXXX	XXX	XXXXXX	Complete	08/29/2024	Credit	No Credit Findings	Resolved	08/29/2024	1	No Credit Findings	The loan meets all applicable guidelines					Closed
XXX	XXXXX	XXX	XXX		XXX	FPRO8998	XXXXX	Other than first time Home Purchase	Investment	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	09/19/2024	Property	No Property Findings	Resolved	09/19/2024	1	No Property Findings	Property and valuations related findings were not identified on the loan.					Closed	Cleared
XXX	XXXXX	XXX	XXX		XXX	FCRE8999	XXXXX	Other than first time Home Purchase	Investment	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	09/19/2024	Credit	No Credit Findings	Resolved	09/19/2024	1	No Credit Findings	The loan meets all applicable credit guidelines.					Closed	Cleared
XXX	XXXXX	XXX	XXX		XXX	FCRE1481	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/02/2024	Credit	Asset 3 Does Not Meet Guideline Requirements	Resolved	10/04/2024	1	Asset 3 Does Not Meet Guideline Requirements
Asset Record 3 Does Not Meet G/L Requirements According to Gift Letter in file page XXX, the funds will be wired to escrow at closing.  When the funds are not transferred prior to closing, it must be documented that the donor gave the closing agent the gift funds in the form of a certified check, a cashier’s check, money order, or wire transfer. Audit was unable to locate supporting documentation.
																						Document Uploaded.				Closed	Asset Record 3 Meets G/L Requirements Or Not Applicable
XXX	XXXXX	XXX	XXX		XXX	FCOM9186	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/03/2024	Compliance	eSigned Documents Consent is Missing	Resolved	10/05/2024	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Initial loan documents were eSigned on XX/XX/XXXX; however, earliest eSign consent form is dated XX/XX/XXXX.	Document Uploaded.				Closed	Evidence of eConsent is provided.
XXX	XXXXX	XXX	XXX		XXX	finding-3352	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/03/2024	Compliance	Higher-Priced Mortgage Loan Test	Resolved	10/03/2024	1	Higher-Priced Mortgage Loan Test
HPML compliant.  This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
																						Guides allow for NQM/HPML loans. Please clarify your request.				Closed	HPML already downgraded to a 1; exception resolved; HPML compliant
XXX	XXXXX	XXX	XXX		XXX	finding-2962	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/03/2024	Compliance	XXX Higher-Priced Mortgage Loan Test	Resolved	10/03/2024	1	XXX Higher-Priced Mortgage Loan Test
HPML compliant.  This loan failed the XXX higher-priced mortgage loan test.  (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
																										Closed	HPML compliant
XXX	XXXXX	XXX	XXX		XXX	finding-3635	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/02/2024	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Resolved	10/07/2024	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure required: Cure of $XXX due to recording Fee increased form $XXX to $XXX on the final CD. Please provide a valid COC or PCCD, lox, refund of XXX and proof of borrower receipt to bring the amount within tolerance.
																						Document Uploaded.				Closed	PCCD provided; Exception resolved; PCCD provided; Exception resolved
XXX	XXXXX	XXX	XXX		XXX	FPRO8998	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/02/2024	Property	No Property Findings	Resolved	10/03/2024	1	No Property Findings	Property and valuations related findings were not identified on the loan.					Closed
XXX	XXXXX	XXX	XXX		XXX	FCRE1334	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	09/18/2024	Credit	Borrower 1 Executed 4506-T Missing	Resolved	09/24/2024	1	Borrower 1 Executed 4506-T Missing
Borrower 1 Executed 4506-T Missing The Lender did pull IIS transcripts for the borrower's XXX & XXX W-2s. Lender to provide a fully executed 4506-T allowing for retrieval of borrower's W-2 income for years XXX and XXX.
																						Document Uploaded.				Closed	Borrower 1 Executed 4506-T Provided
XXX	XXXXX	XXX	XXX		XXX	FCRE1480	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	09/18/2024	Credit	Asset 2 Does Not Meet Guideline Requirements	Resolved	09/22/2024	1	Asset 2 Does Not Meet Guideline Requirements
Asset Record 2 Does Not Meet G/L Requirements This bank account is held jointly with another person who is not on the subject loan. This requires a letter of permission from the other party indicating the borrower has full and sole access to this account. Lender to provide a signed 100% access letter from the third party.
																						All of his assets are held individually by XXX. Also, over XXX was verified in assets and he only need XXX to close.				Closed	2nd Level Review, Client provided documentation sufficient to clear. ; Asset Record 2 Meets G/L Requirements Or Not Applicable
XXX	XXXXX	XXX	XXX		XXX	FCOM8997	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	09/17/2024	Compliance	No Compliance Findings	Resolved	09/18/2024	1	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Closed	Cleared
XXX	XXXXX	XXX	XXX		XXX	FPRO8998	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	09/18/2024	Property	No Property Findings	Resolved	09/18/2024	1	No Property Findings	Property and valuations related findings were not identified on the loan.					Closed	Cleared
XXX	XXXXX	XXX	XXX		XXX	FCOM5135	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	09/25/2024	Compliance	Missing Required Affiliated Business Disclosure	Acknowledged	10/15/2024	2	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing There's no evidence of the ABD in the file.	we accept the grade 2
XXX	XXXXX	XXX	XXX		XXX	finding-3352	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	09/25/2024	Compliance	Higher-Priced Mortgage Loan Test	Resolved	09/25/2024	1	Higher-Priced Mortgage Loan Test
HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
																										Closed	HPML compliant
XXX	XXXXX	XXX	XXX		XXX	finding-2962	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	09/25/2024	Compliance	XXX Higher-Priced Mortgage Loan Test	Resolved	09/25/2024	1	XXX Higher-Priced Mortgage Loan Test
HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX higher-priced mortgage loan test.  (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
																										Closed	HPML compliant
XXX	XXXXX	XXX	XXX		XXX	FCRE8999	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	09/25/2024	Credit	No Credit Findings	Resolved	09/25/2024	1	No Credit Findings	The loan meets all applicable credit guidelines.
XXX	XXXXX	XXX	XXX		XXX	FPRO8998	XXXXX	First Time Home Purchase	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	09/25/2024	Property	No Property Findings	Resolved	09/25/2024	1	No Property Findings	Property and valuations related findings were not identified on the loan.